INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 5,375,000	$ 9,328,000
Deferred tax liabilities	30,906,000	29,776,000
Investment in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 0	$ 0